Expense Example, No Redemption - No Load - Salient Select Income Fund	May 01, 2021 USD ($)
Investor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	934
Expense Example, No Redemption, 10 Years	2,059
Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	423
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	$ 1,677